Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Jul. 31, 2018	Jul. 31, 2017
Income Statement [Abstract]
Revenue	$ 2,511,408	$ 73,988	$ 3,432,354	$ 73,988
Revenue from related party	592,624		1,270,814
Total Revenue	3,104,032	73,988	4,703,168	73,988	$ 1,254,495
Cost of goods sold	1,700,357	78,218	2,580,570	78,218	139,369
Gross profit	1,403,675	(4,230)	2,122,598	(4,230)	1,115,126
OPERATING EXPENSES
General and administrative expenses	1,169,397	431,262	2,888,342	851,706	1,556,509	$ 99,174
Stock based compensation	6,805,297		6,805,297
Research and development	66,699		139,142		86,674
Depreciation	18,311	3,356	41,974	3,356	15,050
Total Operating Expenses	8,059,704	434,618	9,874,755	855,062	1,658,233	99,174
LOSS FROM OPERATIONS	(6,656,029)	(438,848)	(7,752,157)	(859,292)	(543,107)	(99,174)
OTHER INCOME (EXPENSE)
Other income					205,748
Interest income	4,112		6,833
Interest expense	(118)		(185)	(383)	(382)
Loss on settlement of debt				(2,300,327)	(13,282,567)
Total Other Income (Expense)	3,994		6,648	(2,300,710)	(13,077,201)
Loss before Income Taxes	(6,652,035)	(438,848)	(7,745,509)	(3,160,002)	(13,620,308)	(99,174)
Income Tax Provision	(124,593)		(268,893)		0	0
Net loss	(6,776,628)	(438,848)	(8,014,402)	(3,160,002)	(13,620,308)	(99,174)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(121,785)	(116,585)	(26,407)	(103,828)	(53,996)
TOTAL COMPREHENSIVE LOSS	$ (6,898,413)	$ (555,433)	$ (8,040,809)	$ (3,263,830)	$ (13,674,304)	$ (99,174)
BASIC AND DILUTED NET LOSS PER COMMON SHARE:
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING (in shares)	89,036,190	263,308,592	80,222,349	262,765,549	2,516,311,665	1,596,442,350
NET LOSS PER COMMON SHARE (in dollars per share)	$ (0.08)	$ (0.00)	$ (0.10)	$ (0.01)	$ (0.01)	$ (0.00)